LEASES - Schedule of Lease Terms and Discount Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term of operating leases	6 years 10 months 24 days	8 years
Weighted-average remaining lease term of finance leases	7 years 9 months 18 days	5 years 9 months 18 days
Weighted-average discount rate of operating leases	5.50%	5.20%
Weighted-average discount rate of finance leases	5.50%	4.20%